RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.

SCHEDULE OF INVESTMENTS
September 30, 2020 (Unaudited)

Shares/Description		Value
CLOSED-END FUNDS - 11.46%(a)
79,732	Ares Dynamic Credit Allocation Fund, Inc.	$1,011,002
19,606	BlackRock Floating Rate Income Trust	220,175
105,755	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	1,217,240
172,921	Eaton Vance, Ltd. Duration Income Fund	1,955,737
159,341	Highland Income Fund	1,368,739
307,596	Invesco Dynamic Credit Opportunities Fund	2,832,958
83,430	Invesco High Income Trust II	1,022,852
307,015	Invesco Senior Income Trust	1,123,675
175,578	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	976,214
170,583	NexPoint Credit Strategies Fund	1,477,249
323,830	Nuveen Credit Strategies Income Fund	1,913,835
183,709	PGIM Global High Yield Fund, Inc.	2,434,144
107,386	PGIM High Yield Bond Fund, Inc.	1,483,001
69,732	PIMCO Energy & Tactical Credit Opportunities Fund	431,641
264,191	Western Asset Global High Income Fund, Inc.	2,546,801
200,042	Western Asset High Income Opportunity Fund, Inc.	980,206

TOTAL CLOSED-END FUNDS
(Cost $27,276,617)		22,995,469

BUSINESS DEVELOPMENT COMPANIES - 1.21%(a)
93,965	Bain Capital Specialty Finance, Inc.	958,443
302,430	Oaktree Specialty Lending Corp.	1,463,761

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $2,469,523)		2,422,204

COMMON STOCKS - 0.02%(a)
13,637	McDermott International, Ltd.(b)	32,729

TOTAL COMMON STOCKS
(Cost $44,971)		32,729

PREFERRED STOCKS - 2.21%(a)
131,112	First Eagle Alternative Capital BDC, Inc., 6.750%, 12/30/2022	3,237,679
48,198	First Eagle Alternative Capital BDC, Inc., 6.125%, 10/30/2023	1,188,804

TOTAL PREFERRED STOCKS
(Cost $4,392,936)		4,426,483

Shares/Description		Rate	Maturity	Value
BUSINESS DEVELOPMENT COMPANY NOTES - 5.95%(a)
United States - 5.95%
2,000,000	Bain Capital Specialty Finance, Inc.(c)	8.50%	06/10/2023	2,004,500
25,441	Capital Southwest Corp.	5.95%	12/15/2022	638,315
235,511	Oxford Square Capital Corp.	6.50%	03/30/2024	5,837,493
78,502	Portman Ridge Finance Corp.	6.13%	09/30/2022	1,935,859
29,898	Stellus Capital Investment Corp.	5.75%	09/15/2022	735,491

Shares/Description		Rate	Maturity	Value
31,195	TriplePoint Venture Growth BDC Corp.	5.75%	07/15/2022	$780,187

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $11,712,724)				11,931,845

Principal Amount/Description		Rate	Maturity	Value
FOREIGN CORPORATE BONDS - 5.66%(a)
Argentina - 0.09%
$150,000	Banco Macro SA(d)(e)	6.75%	11/04/2026	$115,127
80,000	Capex SA(e)	6.88%	05/15/2024	67,561
				182,688
Brazil - 0.35%
300,000	CSN Islands XII Corp.(e)(f)	7.00%	Perpetual Maturity	262,878
250,000	Oi SA(g)	10.00% (4.00%)	07/27/2025	242,188
200,000	Unigel Luxembourg SA(e)	8.75%	10/01/2026	194,502
				699,568
British Virgin Islands - 0.09%
200,000	C10 Capital SPV, Ltd.(d)(e)(f)	3M US L + 4.71%	Perpetual Maturity	177,200

Canada - 0.18%
250,000	Canacol Energy, Ltd.(e)	7.25%	05/03/2025	257,346
250,000	Gran Tierra Energy, Inc.(h)	7.75%	05/23/2027	87,346
				344,692
Cayman Islands - 0.30%
250,000	Banco BTG Pactual SA(d)(e)	7.75%	02/15/2029	258,437
250,000	Banco Mercantil del Norte SA/Grand Cayman(d)(e)(f)	7.63%	Perpetual Maturity	249,850
250,000	Latam Finance, Ltd.(e)(i)	7.00%	03/01/2026	93,125
				601,412
Chile - 0.34%
250,000	AES Gener SA(d)(e)	7.13%	03/26/2079	256,007
200,000	Empresa Electrica Guacolda SA(e)	4.56%	04/30/2025	164,523
250,000	Geopark, Ltd.(e)	6.50%	09/21/2024	236,000
				656,530
China - 0.51%
200,000	Agile Group Holdings, Ltd.(d)(f)	6.88%	Perpetual Maturity	200,990
200,000	Central China Real Estate, Ltd.	7.25%	07/16/2024	195,268
250,000	CIFI Holdings Group Co., Ltd.(d)(f)	5.38%	Perpetual Maturity	248,125
200,000	Ronshine China Holdings, Ltd.	6.75%	08/05/2024	188,500
200,000	Yuzhou Group Holdings Co., Ltd.	8.30%	05/27/2025	202,263
				1,035,146
Colombia - 0.34%
200,000	Credivalores-Crediservicios SAS(h)	8.88%	02/07/2025	139,500
250,000	Gilex Holding Sarl(e)	8.50%	05/02/2023	254,846
259,000	Tecnoglass, Inc.(e)	8.20%	01/31/2022	268,978
				663,324
Dominican Republic - 0.12%
250,000	Aeropuertos Dominicanos Siglo XXI SA(e)	6.75%	03/30/2029	233,390

Principal Amount/Description		Rate	Maturity	Value
Great Britain - 0.09%
$250,000	Vedanta Resources Finance II PLC(h)	9.25%	04/23/2026	$188,250

Hong Kong - 0.25%
300,000	Bangkok Bank PCL(d)(f)(h)	5Y US TI + 4.729%	Perpetual Maturity	300,888
200,000	RKP Overseas Finance, Ltd.(f)	7.95%	Perpetual Maturity	195,604
				496,492
India - 0.13%
250,000	Network i2i, Ltd.(d)(f)(h)	5.65%	Perpetual Maturity	251,250

Indonesia - 0.21%
200,000	Bayan Resources Tbk PT(e)	6.13%	01/24/2023	189,604
226,750	Star Energy Geothermal Wayang Windu, Ltd.(e)	6.75%	04/24/2033	250,251
				439,855
Ireland - 0.13%
250,000	C&W Senior Financing DAC(e)	6.88%	09/15/2027	260,331

Luxembourg - 0.18%
200,000	JSL Europe SA(e)	7.75%	07/26/2024	206,750
200,000	Puma International Financing SA(e)	5.00%	01/24/2026	169,987
				376,737
Mauritius - 0.09%
200,000	UPL Corp., Ltd.(d)(f)	5.25%	Perpetual Maturity	189,220

Mexico - 0.87%
300,000	Alpha Holding SA de CV(h)	9.00%	02/10/2025	228,450
200,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(d)(f)	8.50%	Perpetual Maturity	206,520
200,000	Braskem Idesa SAPI(h)	7.45%	11/15/2029	188,552
250,000	Credito Real SAB de CV SOFOM ER(d)(e)(f)	9.13%	Perpetual Maturity	190,628
258,531	Fermaca Enterprises S RL(e)	6.38%	03/30/2038	279,213
250,000	Mexarrend SAPI de CV(h)	10.25%	07/24/2024	185,313
200,000	Operadora de Servicios Mega SA de CV Sofom ER(h)	8.25%	02/11/2025	184,375
200,000	TV Azteca SAB de CV	8.25%	08/09/2024	125,229
250,000	Unifin Financiera SAB de CV(d)(e)(f)	8.88%	Perpetual Maturity	174,375
				1,762,655
Netherlands - 0.53%
250,000	AES Andres BV / Dominican Power Partners / Empresa Generadora de Electricidad It(e)	7.95%	05/11/2026	255,003
200,000	Braskem Netherlands Finance BV(e)	5.88%	01/31/2050	184,302
142,500	Indo Energy Finance II BV(e)	6.38%	01/24/2023	139,286
200,000	Metinvest BV(e)	7.75%	10/17/2029	191,750
250,000	Petrobras Global Finance BV	6.90%	03/19/2049	278,400
				1,048,741
Peru - 0.31%
150,000	Camposol SA(h)	6.00%	02/03/2027	154,079

Principal Amount/Description		Rate	Maturity	Value
$250,000	Hunt Oil Co. of Peru LLC Sucursal Del Peru(e)	6.38%	06/01/2028	$250,313
300,000	Peru LNG Srl(e)	5.38%	03/22/2030	230,850
				635,242
Singapore - 0.30%
200,000	Indika Energy Capital III Pte, Ltd.(e)	5.88%	11/09/2024	180,000
250,000	Medco Oak Tree Pte, Ltd.(e)	7.38%	05/14/2026	240,887
200,000	TBLA International Pte, Ltd.	7.00%	01/24/2023	188,000
				608,887
Switzerland - 0.10%
200,000	Walnut Bidco PLC(e)	9.13%	08/01/2024	205,786

Trinidad and Tobago - 0.15%
300,000	Telecommunications Services of Trinidad & Tobago, Ltd.(e)	8.88%	10/18/2029	298,124

TOTAL FOREIGN CORPORATE BONDS
(Cost $11,756,312)				11,355,520

U.S. CORPORATE BONDS - 2.00%(a)
Aerospace/Defense - 0.18%
365,000	Triumph Group, Inc.(h)	6.25%	09/15/2024	311,352
90,000	Triumph Group, Inc.	7.75%	08/15/2025	58,050
				369,402
Agriculture - 0.06%
127,656	Pyxus Holdings, Inc.	10.00%	08/24/2024	111,699

Airlines - 0.51%
1,000,000	JetBlue 2019-1 Class B Pass Through Trust	8.00%	11/15/2027	1,037,693

Chemicals - 0.24%
260,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.(h)	9.00%	07/01/2028	279,175
200,000	Sasol Financing USA LLC	5.88%	03/27/2024	193,500
				472,675
Commercial Services - 0.06%
110,000	Sabre GLBL, Inc.(h)	7.38%	09/01/2025	111,265

Computers - 0.26%
175,000	Dell International LLC / EMC Corp.(h)	6.10%	07/15/2027	206,869
305,000	Flexential Intermediate Corp.(h)	11.25%	08/01/2024	312,053
				518,922
Healthcare-Products - 0.10%
45,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(h)	7.38%	06/01/2025	45,759
145,000	Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics SA(h)	7.25%	02/01/2028	151,072
				196,831
Healthcare-Services - 0.16%
305,000	Radiology Partners, Inc.(h)	9.25%	02/01/2028	317,962

Internet - 0.08%
165,000	Uber Technologies, Inc.(h)	6.25%	01/15/2028	169,641

Mining - 0.06%
100,000	Freeport-McMoRan, Inc.	5.45%	03/15/2043	111,212

Oil & Gas - 0.15%
250,000	Kosmos Energy, Ltd.(e)	7.13%	04/04/2026	220,585

Principal Amount/Description		Rate	Maturity	Value
$85,000	PBF Holding Co. LLC / PBF Finance Corp.(h)	9.25%	05/15/2025	$87,248
				307,833
Telecommunications - 0.14%
435,000	Intelsat Jackson Holdings SA(h)(i)	8.50%	10/15/2024	281,619

TOTAL U.S. CORPORATE BONDS
(Cost $3,933,601)				4,006,754

CONVERTIBLE CORPORATE BONDS - 2.93%(a)
1,724,093	BlackRock Capital Investment Corp.	5.00%	06/15/2022	1,701,821
997,837	BlackRock TCP Capital Corp.	4.63%	03/01/2022	1,002,835
500,000	Goldman Sachs BDC, Inc.	4.50%	04/01/2022	506,250
500,000	Hercules Capital, Inc.	4.38%	02/01/2022	503,150
1,648,448	New Mountain Finance Corp.	5.75%	08/15/2023	1,656,773
500,000	Sixth Street Specialty Lending, Inc.	4.50%	08/01/2022	516,854

TOTAL CONVERTIBLE CORPORATE BONDS
(Cost $5,177,221)				5,887,683

FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES - 0.24%(a)
250,000	Dominican Republic International Bond(h)	6.40%	06/05/2049	252,125
200,000	Mexico Government International Bond	5.00%	04/27/2051	223,900

TOTAL FOREIGN GOVERNMENT BONDS AND NOTES, SUPRANATIONALS AND FOREIGN AGENCIES
(Cost $439,464)				476,025

BANK LOANS - 3.71%(a)(d)
Canada - 0.22%
290,000	Kronos Acquisition Intermediate, Inc., First Lien - Initial Term Loan	3M US L + 4.00%, 1.00% Floor	05/15/2023	288,910
169,565	Titan Acquisition, Ltd., First Lien - Initial Term Loan	3M US L + 3.00%	03/28/2025	160,724
				449,634
Ireland - 0.09%
173,195	ION Trading Technologies S.A.R.L., First Lien - 2018 Initial Dollar Term Loan	3M US L + 4.00%, 1.00% Floor	11/21/2024	170,694

Luxembourg - 0.11%
128,669	Travelport Finance S.à r.l., First Lien - Initial (Priority) Term Loan	L + 8.00%, 1.00% Floor	02/28/2025	124,045
140,477	Travelport Finance S.à r.l., First Lien - Initial Term Loan	3M US L + 5.00%	05/29/2026	106,411
				230,456
Netherlands - 0.01%
2,433	Lealand Finance Co. BV, First Lien - Make-Whole Term Loan	1M US L + 3.00%	06/28/2024	2,129

Principal Amount/Description		Rate	Maturity	Value
$30,842	Lealand Finance Co. BV, First Lien - Take-Back Term Loan	1M US L + 4.00%	06/30/2025	$23,440
				25,569
United States - 3.28%
518,455	Air Methods Corp., First Lien - Initial Term Loan	3M US L + 3.50%, 1.00% Floor	04/22/2024	456,565
567,808	American Tire Distributors, Inc., First Lien - Initial Term Loan	1M US L + 7.50%, 1.00% Floor	09/02/2024	487,909
102,576	Avaya, Inc., First Lien - Tranche B Term Loan	1M US L + 4.25%	12/15/2024	102,208
127,424	Avaya, Inc., First Lien - Tranche B-1 Term Loan	1M US L + 4.25%	12/15/2027	124,677
470,820	BI-LO LLC, First Lien - Initial Term Loan	1M US L + 8.00%, 1.00% Floor	05/31/2024	471,634
248,958	Castle US Holding Corp., First Lien - Initial Dollar Term Loan	3M US L + 3.75%	01/29/2027	240,024
320,812	Cengage Learning, Inc., First Lien - 2016 Refinancing Term Loan	3M US L + 4.25%, 1.00% Floor	06/07/2023	269,139
242,170	Cvent, Inc., First Lien Term Loan	1M US L + 3.75%	11/29/2024	220,114
212,378	Cyxtera DC Holdings, Inc., First Lien - Initial Term Loan	3M US L + 3.00%, 1.00% Floor	05/01/2024	184,255
440,459	Flexential Intermediate Corp., First Lien - Initial Term Loan	3M US L + 3.50%	08/01/2024	379,896
118,779	Global Medical Response, Inc., First Lien - 2018 New Term Loan	3M US L + 4.25%, 1.00% Floor	03/14/2025	115,512
134,621	Golden Nugget, Inc., First Lien - Initial B Term Loan	2M US L + 2.50%, 0.75% Floor	10/04/2023	120,932
198,500	Granite US Holdings Corp., First Lien - B Term Loan	3M US L + 5.25%	09/30/2026	188,575
323,963	Gulf Finance LLC, First Lien - Tranche B Term Loan	1M US L + 5.25%, 1.00% Floor	08/25/2023	229,879
38,993	Klockner Pentaplast of America, Inc., First Lien - Dollar Term Loan	3M US L + 4.25%, 1.00% Floor	06/30/2022	37,986
128,375	Lower Cadence Holdings LLC, First Lien - Initial Term Loan	1M US L + 4.00%	05/22/2026	119,164
105,000	Milano Acquisition Corp., First Lien - B Term Loan	L + 4.00%, 0.75% Floor	08/17/2027	104,147
370,301	Minotaur Acquisition, Inc., First Lien - B Term Loan	1M US L + 5.00%	03/27/2026	354,256
208,477	Misys, Ltd., First Lien - Dollar Term Loan	3M US L + 3.50%, 1.00% Floor	06/13/2024	195,499
445,000	Mitchell International, Inc., Second Lien - Initial Term Loan	1M US L + 7.25%	12/01/2025	424,084
204,425	MLN US HoldCo LLC, First Lien - B Term Loan	1M US L + 4.50%	11/30/2025	175,677
406,765	MPH Acquisition Holdings LLC, First Lien - Initial Term Loan	3M US L + 2.75%, 1.00% Floor	06/07/2023	401,028
49,041	Northeast Foods LLC, First Lien Term Loan	1M US L + 3.75%	07/20/2025	47,253
75,000	Playtika Holding Corp., First Lien - B Term Loan	L + 6.00%, 1.00% Floor	12/10/2024	75,207
215,778	Radiology Partners, Inc., First Lien - B Term Loan	3M US L + 4.25%	07/09/2025	207,632
227,671	Solenis Holdings LLC, First Lien - Initial Dollar Term Loan	3M US L + 4.00%	06/26/2025	223,141
90,000	Solenis Holdings LLC, Second Lien - Initial Term Loan	3M US L + 8.50%	06/26/2026	84,240
386,000	Team Health Holdings, Inc., First Lien - Initial Term Loan	1M US L + 2.75%, 1.00% Floor	02/06/2024	325,473

Principal Amount/Description		Rate	Maturity	Value
$100,000	TIBCO Software, Inc., Second Lien	1M US L + 7.25%	03/03/2028	$98,438
110,000	Vantage Specialty Chemicals, Inc., First Lien - Closing Date Term Loan	L + 3.50%, 1.00% Floor	10/28/2024	99,825
				6,564,369

TOTAL BANK LOANS
(Cost $7,621,641)				7,440,722

COLLATERALIZED LOAN OBLIGATIONS - 3.90%(a)
	Apidos CLO XXI
500,000	Series 2018-21A(d)(h)	3M US L + 8.25%	07/18/2027	389,641
	Apidos CLO XXIV
500,000	Series 2018-24A(d)(h)	3M US L + 5.80%	10/20/2030	432,496
	Apidos CLO XXXII
500,000	Series 2020-32A(d)(h)	3M US L + 6.75%	01/20/2033	480,307
	Apres Static CLO 2, Ltd.
500,000	Series 2020-1A(d)(h)	3M US L + 4.85%	04/15/2028	501,381
	Barings CLO, Ltd.
500,000	Series 2018-4A(d)(h)	3M US L + 5.82%	10/15/2030	434,434
	Canyon Capital CLO, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 5.75%	07/15/2031	421,683
	Carlyle Global Market Strategies CLO, Ltd.
500,000	Series 2017-3A(d)(h)	3M US L + 5.50%	10/15/2030	375,622
500,000	Series 2018-2RA(d)(h)	3M US L + 5.35%	05/15/2031	357,228
	Chenango Park CLO, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 5.80%	04/15/2030	446,662
	Dorchester Park CLO DAC
500,000	Series 2018-1A(d)(h)	3M US L + 5.00%	04/20/2028	455,890
	Fillmore Park CLO, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 5.40%	07/15/2030	438,977
	Goldentree Loan Management US Clo 3, Ltd.
500,000	Series 2018-3A(d)(h)	3M US L + 2.85%	04/20/2030	479,943
	Myers Park CLO, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 5.50%	10/20/2030	439,960
	Neuberger Berman CLO XXIII, Ltd.
500,000	Series 2018-23A(d)(h)	3M US L + 5.75%	10/17/2027	456,992
	THL Credit Wind River CLO, Ltd.
500,000	Series 2018-2A(d)(h)	3M US L + 5.75%	07/15/2030	419,092
	Voya CLO, Ltd.
500,000	Series 2018-2A(d)(h)	3M US L + 5.25%	07/15/2031	425,501
500,000	Series 2018-4A(d)(h)	3M US L + 5.95%	07/14/2031	418,940
	Webster Park CLO, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 5.50%	07/20/2030	442,202

TOTAL COLLATERALIZED LOAN OBLIGATIONS
(Cost $8,844,662)				7,816,951

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS - 31.59%(a)
	AmeriHome GMSR Issuer Trust
2,500,000	Series 2019-GT1(h)	4.68%	11/25/2026	2,187,422
	AREIT Trust
538,000	Series 2019-CRE3(d)(h)	1M US L + 2.65%	07/14/2022	512,275

Principal Amount/Description		Rate	Maturity	Value
	Atrium Hotel Portfolio Trust
$433,000	Series 2018-ATRM(d)(h)	1M US L + 3.40%	06/15/2021	$373,759
	Atrium XIII
500,000	Series 2017-13A(d)(h)	3M US L + 6.05%	11/21/2030	434,629
	Atrium XIV LLC
500,000	Series 2018-14A(d)(h)	3M US L + 5.65%	08/23/2030	457,630
	BAMLL Commercial Mortgage Securities Trust
730,000	Series 2019-AHT(d)(h)	2.68%	03/15/2021	638,589
	Bancorp Commercial Mortgage Trust
631,000	Series 2019-CRE5(d)(h)	1M US L + 2.35%	02/15/2022	576,927
	BBCMS Trust
682,000	Series 2018-CBM(d)(h)	1M US L + 3.55%	07/15/2037	558,878
	BB-UBS Trust
500,000	Series 2012-TFT(d)(h)	3.68%	06/05/2030	403,029
	Benchmark 2018-B4 Mortgage Trust
498,000	Series 2018-B4(d)(h)	2.96%	07/15/2028	403,176
	BF Mortgage Trust
315,000	Series 2019-NYT(d)(h)	1M US L + 3.00%	12/15/2020	304,909
	Blackbird Capital Aircraft Lease Securitization, Ltd.
2,312,500	Series 2016-1A(h)(j)	5.68%	12/15/2024	1,561,432
	BX Commercial Mortgage Trust
321,000	Series 2019-IMC(d)(h)	1M US L + 1.90%	04/15/2021	295,398
	BX Trust
325,000	Series 2019-OC11(d)(h)	4.08%	12/09/2029	295,844
	Carbon Capital VI Commercial Mortgage Trust
316,000	Series 2019-FL2(d)(h)	1M US L + 2.85%	11/15/2021	277,144
	Castlelake Aircraft Securitization Trust
368,642	Series 2018-1(h)	6.63%	06/15/2025	192,805
	Castlelake Aircraft Structured Trust
1,250,000	Series 2019-1A(h)	0.00%	04/15/2039	483,037
	CIM Trust
3,720,000	Series 2016-3RR B2(d)(h)	10.33%	01/27/2057	3,551,565
	Citigroup Commercial Mortgage Trust
196,000	Series 2015-GC27(d)(h)	4.57%	01/10/2025	160,258
138,000	Series 2016-GC36(h)	2.85%	01/10/2026	93,081
319,000	Series 2018-TBR(d)(h)	1M US L + 3.65%	12/15/2036	271,406
375,000	Series 2020-555(h)	3.62%	12/10/2029	294,627
	Citigroup COmmercial Mortgage Trust 2019-SMRT
320,000	Series 2019-SMRT(d)(h)	4.90%	01/10/2024	322,078
	CLNC 2019-FL1, Ltd.
326,000	Series 2019-FL1(d)(h)	1M US L + 1.55%	12/19/2025	319,260
	COMM Mortgage Trust
878,000	Series 2018-HCLV(d)(h)	1M US L + 2.18%	09/15/2033	804,144
	Commercial Mortgage Pass-Through Certificates
286,000	Series 2015-CR25(d)	4.69%	08/10/2025	283,387
	Commercial Mortgage Trust
500,000	Series 2012-CR4(d)(h)	4.75%	11/15/2022	53,249
	CSAIL 2016-C6 Commercial Mortgage Trust
428,000	Series 2016-C6(d)(h)	5.09%	05/15/2026	388,910

Principal Amount/Description		Rate	Maturity	Value
	DBGS 2018-BIOD Mortgage Trust
$269,160	Series 2018-BIOD(d)(h)	1M US L + 2.00%	05/15/2035	$265,833
	DBJPM 16-C1 Mortgage Trust
416,000	Series 2016-C1(d)	3.50%	03/10/2026	377,866
	Dryden 37 Senior Loan Fund
500,000	Series 2017-37A(d)(h)	3M US L + 5.15%	01/15/2031	424,071
	Dryden 38 Senior Loan Fund
500,000	Series 2018-38A(d)(h)	3M US L + 5.60%	07/15/2030	430,910
	Dryden 40 Senior Loan Fund
500,000	Series 2018-40A(d)(h)	3M US L + 5.75%	08/15/2031	445,545
	Fannie Mae-Aces
5,497,013	Series 2019-M24(d)(k)	1.15%	03/25/2031	545,393
19,961,391	Series 2020-M10(d)(k)	1.00%	07/25/2032	1,579,736
	FirstKey Homes 2020-SFR1 Trust
700,000	Series 2020-SFR1(h)	4.28%	09/17/2025	722,447
	Fontainebleau Miami Beach Trust
546,000	Series 2019-FBLU(d)(h)	4.10%	12/10/2024	460,783
	FREMF Mortgage Trust
94,301	Series 2016-KF22(d)(h)	1M US L + 5.05%	07/25/2023	99,763
	Government National Mortgage Association
12,112,673	Series 2013-155(d)(k)	0.11%	09/16/2053	73,552
	GPMT, Ltd.
999,000	Series 2018-FL1(d)(h)	1M US L + 2.95%	04/19/2021	923,881
	Great Wolf Trust
1,100,000	Series 2019-WOLF(d)(h)	1M US L + 3.13%	12/15/2024	963,866
	GS Mortgage Securities Corp. Trust 2018-RIVR
300,000	Series 2018-RIVR(d)(h)	1M US L + 1.55%	07/15/2035	264,377
	GS Mortgage Securities Trust
1,776,000	Series 2014-GC26(d)(h)	4.66%	11/10/2047	1,107,760
655,000	Series 2018-TWR(d)(h)	1M US L + 3.92%	07/15/2021	579,370
	Hawaii Hotel Trust
230,000	Series 2019-MAUI(d)(h)	1M US L + 2.75%	05/15/2021	200,283
	Highbridge Loan Management, Ltd.
500,000	Series 2018-2015(d)(h)	3M US L + 5.10%	02/05/2031	410,735
	HPLY Trust
188,506	Series 2019-HIT(d)(h)	1M US L + 3.90%	11/15/2021	152,538
	InSite Issuer LLC
3,000,000	Series 2016-1A(h)	6.41%	11/15/2023	3,080,389
	J.P. Morgan Chase Commercial Mortgage Securities Trust
500,000	Series 2016-WIKI(d)(h)	4.01%	10/05/2021	442,918
	JP Morgan BB Commercial Mortgage Securities Trust
1,062,000	Series 2014-C23(d)(h)	3.36%	10/15/2024	655,835
632,000	Series 2015-C27(d)(h)	3.95%	02/15/2025	502,206
290,000	Series 2015-C28	3.99%	03/15/2025	296,061
	JP Morgan Chase Commercial Mortgage Securities Trust
85,555	Series 2006-LDP9	5.34%	05/15/2047	67,588
411,000	Series 2011-C3(d)(h)	5.85%	03/15/2021	120,950
320,000	Series 2019-MFP(d)(h)	1M US L + 3.00%	07/15/2021	299,547
109,000	Series 2019-UES(h)	4.34%	05/05/2024	109,637
525,000	Series 2019-UES(d)(h)	4.45%	05/05/2024	491,375
	JPMBB Commercial Mortgage Securities Trust
9,475,000	Series 2013-C14(d)(h)(k)	1.26%	08/15/2023	266,257

Principal Amount/Description		Rate	Maturity	Value
	LCM Loan Income Fund I Income Note Issuer, Ltd.
$500,000	Series 2018-27A(d)(h)	3M US L + 5.60%	07/16/2031	$411,213
	LCM XIV LP
500,000	Series 2018-14A(d)(h)	3M US L + 5.50%	07/20/2031	358,380
	LCM XVII LP
500,000	Series 2018-17A(d)(h)	3M US L + 6.00%	10/15/2031	372,196
	Legacy Mortgage Asset Trust
6,200,000	Series 2019-GS3(h)(j)	4.25%	04/25/2059	6,253,573
	Mello Warehouse Securitization Trust
3,000,000	Series 2019-1(d)(h)	1M US L + 5.50%	05/14/2021	2,992,900
	MFT Trust 2020-ABC
365,000	Series 2020-ABC(d)(h)	3.48%	02/10/2030	315,851
	Morgan Stanley Capital Barclays Bank Trust 2016-MART
302,000	Series 2016-MART(h)	3.31%	09/13/2021	290,007
	Morgan Stanley Capital I Trust
363,000	Series 2007-IQ15(d)(h)	6.35%	06/11/2049	353,204
210,000	Series 2017-ASHF(d)(h)	1M US L + 4.35%	11/15/2034	153,467
350,000	Series 2018-SUN(d)(h)	1M US L + 3.30%	07/15/2035	314,755
	Mosaic Solar Loan Trust 2020-1
2,900,000	Series 2020-1A(h)	0.00%	04/20/2046	1,022,824
	Motel 6 Trust 2017-MTL6
297,708	Series 2017-MTL6(d)(h)	1M US L + 4.25%	08/15/2034	291,334
	New Century Home Equity Loan Trust
2,057,576	Series 2006-1(d)	1M US L + 0.18%	05/25/2036	1,913,819
	Octagon Investment Partners 26, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 8.09%	07/15/2030	376,884
	Octagon Investment Partners 29, Ltd.
500,000	Series 2020-1A(d)(h)	3M US L + 7.25%	01/24/2033	472,132
	Octagon Investment Partners 45, Ltd.
500,000	Series 2019-1A(d)(h)	3M US L + 7.69%	10/15/2032	501,684
	Octagon Investment Partners XVI, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 5.75%	07/17/2030	439,017
	Octagon Investment Partners XXI, Ltd.
500,000	Series 2019-1A(d)(h)	3M US L + 7.00%	02/14/2031	473,721
	Octagon Investment Partners XXII, Ltd.
500,000	Series 2018-1A(d)(h)	3M US L + 1.90%	01/22/2030	480,438
	One Market Plaza Trust
319,000	Series 2017-1MKT(h)	4.14%	02/10/2024	324,031
	PR Mortgage Loan Trust
2,193,161	Series 2014-1(d)(h)	5.91%	09/25/2047	2,171,988
	Prosper Marketplace Issuance Trust Series 2018-1
160,347	Series 2018-1A(h)	4.87%	06/17/2024	160,678
	PRPM LLC
4,000,000	Series 2020-1A(h)(j)	3.97%	02/25/2023	3,874,583
	RMAT LLC
577,536	Series 2015-PR2(h)(j)	9.85%	11/25/2035	576,416

Principal Amount/Description		Rate	Maturity	Value
	Sofi Professional Loan Program 2018-C Trust
$50,000	Series 2018-C(h)	0.00%	01/25/2048	$1,855,570
	SoFi Professional Loan Program Trust
20,000	Series 2020-A(h)	0.00%	05/15/2046	1,212,886
	SoFi Professional Loan Program, LLC
28,380	Series 2019-B(h)	0.00%	08/17/2048	929,268
	Trimaran CAVU, Ltd.
500,000	Series 2019-2A(d)(h)	3M US L + 4.72%	11/26/2032	501,237
	UBS-Barclays Commercial Mortgage Trust
333,000	Series 2013-C5(d)(h)	4.23%	02/10/2023	176,447
	VMC Finance LLC
457,988	Series 2019-FL3(d)(h)	1M US L + 2.65%	09/15/2036	421,734
	WAVE LLC
483,951	Series 2019-1(h)	6.41%	09/15/2027	264,210
	Wells Fargo Commercial Mortgage Trust
332,000	Series 2016-C33(h)	3.12%	03/15/2059	287,363

TOTAL NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $69,627,568)				63,404,130

U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES - 56.66%(a)
	Alternative Loan Trust
777,407	Series 2005-48T1	5.50%	11/25/2035	645,551
555,138	Series 2005-63(d)	3.78%	12/25/2035	531,491
2,727,033	Series 2005-64CB	5.50%	12/25/2035	2,434,582
1,194,909	Series 2006-26CB	6.50%	09/25/2036	908,299
2,700,123	Series 2007-14T2	6.00%	07/25/2037	1,964,670
2,259,389	Series 2007-16CB	6.25%	08/25/2037	1,777,279
2,453,313	Series 2007-2CB	5.75%	03/25/2037	1,972,448
	Banc of America Funding Trust
2,099,408	Series 2006-D(d)	3.17%	05/20/2036	1,840,911
	Banc of America Mortgage Trust
1,677,144	Series 2007-3	6.00%	09/25/2037	1,674,402
	Bear Stearns ALT-A Trust
1,662,516	Series 2005-10(d)	3.46%	01/25/2036	1,572,052
	Bear Stearns ARM Trust
1,181,557	Series 2006-2(d)	3.55%	07/25/2036	1,113,971
	Chase Mortgage Finance Trust Series
3,245,585	Series 2007-S4(d)	1M US L + 0.60%	06/25/2037	1,102,272
	ChaseFlex Trust Series 2007-1
2,679,082	Series 2007-1	6.50%	02/25/2037	1,469,180
	CHL GMSR Issuer Trust
3,930,000	Series 2018-GT1(d)(h)	1M US L + 2.75%	05/25/2023	3,781,003
	CHL Mortgage Pass-Through Trust
1,867,700	Series 2005-HYB1(d)	1M US L + 0.60%	03/25/2035	1,766,494
2,251,055	Series 2007-9	5.75%	07/25/2037	1,750,176
1,992,106	Series 2007-HYB1(d)	3.16%	03/25/2037	1,827,811
	Citigroup Mortgage Loan Trust
840,632	Series 2007-AR5(d)	4.03%	04/25/2037	793,322
	Citigroup Mortgage Loan Trust, Inc.
1,689,307	Series 2005-5(d)	2.91%	10/25/2035	1,201,652

Principal Amount/Description		Rate	Maturity	Value
	CSFB Mortgage-Backed Pass-Through Certificates
$962,195	Series 2005-9	5.50%	10/25/2035	$736,519
	CSMC Mortgage-Backed Trust
1,974,882	Series 2006-7	6.75%	08/25/2036	1,607,183
1,994,487	Series 2007-1	6.00%	02/25/2037	1,809,068
	Fannie Mae REMICS
3,563,110	Series 2011-101(d)(k)	5.90% - 1M US L	10/25/2041	650,274
3,037,644	Series 2011-124(d)(k)	6.50% - 1M US L	12/25/2041	569,920
3,601,546	Series 2012-20(d)(k)	6.45% - 1M US L	03/25/2042	675,588
6,000,000	Series 2013-109	0.00%	07/25/2043	5,379,885
4,381,899	Series 2013-36	3.00%	04/25/2043	4,832,871
3,014,870	Series 2014-38	3.00%	09/25/2043	3,078,864
1,058,252	Series 2016-26(d)	7.62% - 1M US L	11/25/2042	1,214,587
	Federal Home Loan Mortgage Corp. REMICS
2,030,212	Series 2013-4170(d)	4.05% - 1M US L	01/15/2033	2,115,694
	First Horizon Alternative Mortgage Securities Trust
508,549	Series 2005-AA8(d)	2.66%	10/25/2035	469,535
	FMC GMSR Issuer Trust
3,000,000	Series 2019-GT1(d)(h)	5.66%	05/25/2024	2,683,200
	Freddie Mac REMICS
4,428,070	Series 2010-3770	4.00%	12/15/2040	4,972,508
6,064,504	Series 2011-3966(d)(k)	5.90% - 1M US L	12/15/2041	1,079,120
5,010,037	Series 2017-4657	3.00%	02/15/2047	5,246,958
	Government National Mortgage Association
4,736,829	Series 2017-17	3.50%	02/20/2047	5,158,864
6,804,786	Series 2020-47(d)(k)	6.00% - 1M US L	05/20/2044	1,277,378
15,203,218	Series 2020-47(d)(k)	5.37% - 1M US L	07/20/2044	2,627,262
	Homeward Opportunities Fund Trust 2020-BPL1
1,000,000	Series 2020-BPL1(h)(j)	5.44%	08/25/2025	1,002,247
	IndyMac INDX Mortgage Loan Trust
1,223,388	Series 2004-AR4(d)	3.24%	08/25/2034	1,231,200
2,453,541	Series 2007-FLX6(d)	1M US L + 0.25%	09/25/2037	2,068,920
	Legacy Mortgage Asset Trust
5,900,000	Series 2019-GS7(h)(j)	4.50%	11/25/2059	5,795,642
	Luminent Mortgage Trust
1,851,743	Series 2006-3(d)	1M US L + 0.20%	05/25/2036	1,678,807
1,584,782	Series 2006-3(d)	1M US L + 0.21%	05/25/2036	1,488,745
	Nomura Asset Acceptance Corp. Alternative Loan Trust
2,041,825	Series 2005-AP3(j)	5.69%	08/25/2035	1,279,586
8,711,841	Series 2006-AR1(d)	1M US L + 0.54%	02/25/2036	2,423,829
	RALI Series Trust
1,732,463	Series 2007-QA5(d)	5.40%	09/25/2037	1,645,274
	Residential Asset Securitization Trust
2,521,164	Series 2005-A15	5.75%	02/25/2036	1,748,629
2,315,183	Series 2007-A5	6.00%	05/25/2037	1,871,630
	RFMSI Trust
1,162,172	Series 2005-SA2(d)	3.75%	06/25/2035	970,477
2,523,484	Series 2006-S8	6.00%	09/25/2036	2,373,012
	Spruce Hill Mortgage Loan Trust 2020-SH1
1,936,000	Series 2020-SH1(d)(h)	4.68%	01/28/2050	1,774,196

Principal Amount/Description		Rate	Maturity	Value
	Structured Adjustable Rate Mortgage Loan Trust
$835,677	Series 2005-22(d)	3.92%	12/25/2035	$798,799
2,187,195	Series 2007-8(d)	3.60%	09/25/2037	2,089,885
	Structured Asset Mortgage Investments II Trust
533,211	Series 2005-AR7(d)	2.55%	03/25/2046	537,725
	WaMu Mortgage Pass-Through Certificates Trust
1,440,022	Series 2006-AR10(d)	3.16%	08/25/2046	1,338,141
1,279,835	Series 2006-AR6(d)	3.16%	08/25/2036	1,141,252
1,526,708	Series 2007-HY3(d)	3.59%	03/25/2037	1,456,190
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,439,519	Series 2005-8	5.50%	10/25/2035	1,457,136
1,205,117	Series 2006-2	6.00%	03/25/2036	1,237,120

TOTAL U.S. GOVERNMENT / AGENCY MORTGAGE BACKED SECURITIES
(Cost $117,546,447)				113,721,286

Shares/Description		Value
SHORT-TERM INVESTMENTS - 4.45%(a)
Money Market Fund - 4.45%
8,938,269	State Street Institutional Trust (7 Day Yield 0.02%)(l)	8,938,269

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,938,269)		8,938,269

TOTAL INVESTMENTS - 131.99%
(Cost $279,781,956)		$264,856,070
LIABILITIES IN EXCESS OF OTHER ASSETS - (31.99)%		(64,197,195)
NET ASSETS - 100.00%		$200,658,875

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

Reference Rates:

1M US L - 1 Month LIBOR as of September 30, 2020 was 0.15%

3M US L - 3 Month LIBOR as of September 30, 2020 was 0.23%

5Y US TI - 5 Year US Treasury Index as of September 30, 2020 was 0.24%

2M US L - 2 Month LIBOR as of September 30, 2020 was 0.19%

10Y US TI - 10 Year US Treasury Index as of September 30, 2020 was 0.69%

(a)	All or a portion of the security has been pledged as collateral in connection with an open credit agreement. At September 30, 2020, the value of securities pledged amounted to $264,856,070, which represents approximately 131.99% of net assets.
(b)	Non-income producing security.
(c)	The Level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.

(d)	Variable rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors (The "Board"). As of September 30, 2020, the aggregate fair value of those securities was $7,207,796, representing 3.59% of net assets.
(f)	Security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Pay-in-kind securities. Rate paid in-kind is shown in parenthesis.
(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities have been deemed liquid under procedures approved by the Fund's Board of Directors and may normally be sold to qualified institutional buyers in transactions exempt from registration. Total fair value of Rule 144A securities amounts to $85,554,110, which represents approximately 42.64% of net assets as of September 30, 2020.
(i)	Security is currently in default.
(j)	Step up bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2020.
(k)	Interest only securities.
(l)	Seven-day yield as of September 30, 2020.

See Notes to Schedule of Investments

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2020 (Unaudited)

1. ORGANIZATION

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc. (the “Fund”) is a closed-end management investment company that was organized as a Maryland corporation on June 22, 2016, and commenced investment operations on September 28, 2016. The investment adviser to the Fund is RiverNorth Capital Management, LLC (the “Adviser”). The Fund’s sub-adviser is DoubleLine Capital, LP (“Sub-Adviser”). The Fund is a diversified investment company with an investment objective to seek current income and overall total return.

The Fund seeks to achieve its investment objective by allocating its Managed Assets among two principal strategies; under normal market conditions, the Fund may allocate between 10% and 35% of its Managed Assets to the Tactical Closed-End Fund Income Strategy and 65% to 90% of its Managed Assets to the Opportunistic Income Strategy. The Adviser will determine the portion of the Fund’s Managed Assets to allocate to each strategy and may, from time to time, adjust the allocations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The financial statements are prepared in accordance with U.S. GAAP, which requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) 946 – Investment Companies. The financial statements have been prepared as of the close of the New York Stock Exchange (“NYSE”) on September 30, 2020.

Security Valuation: The Fund’s investments are generally valued at their fair value using market quotations. If a market value quotation is unavailable a security may be valued at its estimated fair value as described in Note 3.

Security Transactions and Investment Income: The Fund follows industry practice and records security transactions on the trade date basis. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Fund and interest income and expenses are recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region. Settlement on bank loans transactions may be in excess of seven business days. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments from a pool of mortgage loans. Little to no principal will be received by the Fund upon maturity of an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2020 (Unaudited)

Share Valuation: The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (“the Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less the liabilities (including accrued expenses and indebtedness), by the total number of common shares outstanding.

3. Securities valuation and fair value measurements

Fair value is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. U.S. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including using such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 –Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

•	Level 2 –Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•	Level 3 –Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including closed-end funds, are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser or the Sub-Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security. When market quotations are not readily available, when the Adviser or the Sub-Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, Sub-Adviser, or valuation committee in conformity with guidelines adopted by and subject to review by the Board. These securities will be categorized as Level 3 securities.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2020 (Unaudited)

Investments in mutual funds, including short term investments, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be classified as Level 1 securities.

Domestic and foreign fixed income securities, including foreign and U.S. corporate bonds, foreign government bonds and notes, supranationals and foreign agencies, asset backed obligations, non-agency collateralized mortgage obligations, U.S. Government/Agency mortgage backed securities, business development company notes, bank loans, and collateralized loan obligations are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. Foreign currency positions, including forward foreign currency contracts, are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern Time. Prices obtained from independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Data used to establish quotes includes analysis of cash flows, pre-payment speeds, default rates, delinquency assumptions and assumptions regarding collateral and loss assumptions. These securities will be classified as Level 2 securities.

Short-term investments in fixed income securities, excluding money market funds, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

In accordance with the Fund’s good faith pricing guidelines, the Adviser, Sub-Adviser, or valuation committee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser, Sub-Adviser, or valuation committee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) discounted cash flow models; (iii) weighted average cost or weighted average price; (iv) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (v) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s, a Sub-Adviser’s, or the valuation committee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser or a Sub-Adviser is aware of any other data that calls into question the reliability of market quotations.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2020 (Unaudited)

Good faith pricing may also be used in instances when the bonds in which the Fund invests default or otherwise cease to have market quotations readily available.

The following is a summary of the inputs used at September 30, 2020 in valuing the Fund’s assets and liabilities:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Closed-End Funds	$22,995,469	$–	$–	$22,995,469
Business Development Companies	2,422,204	–	–	2,422,204
Common Stocks	32,729	–	–	32,729
Preferred Stocks	4,426,483	–	–	4,426,483
Business Development Company Notes	9,927,345	–	2,004,500	11,931,845
Foreign Corporate Bonds	–	11,355,520	–	11,355,520
U.S. Corporate Bonds	–	4,006,754	–	4,006,754
Convertible Corporate Bonds	–	5,887,683	–	5,887,683
Foreign Government Bonds and Notes, Supranationals and Foreign Agencies	–	476,025	–	476,025
Bank Loans	–	7,440,722	–	7,440,722
Collateralized Loan Obligations	–	7,816,951	–	7,816,951
Non-Agency Collateralized Mortgage Obligations	–	63,404,130	–	63,404,130
U.S. Government / Agency Mortgage Backed Securities	–	113,721,286	–	113,721,286
Short-Term Investments	8,938,269	–	–	8,938,269
Total	$48,742,499	$214,109,071	$2,004,500	$264,856,070

*	Refer to the Fund's Schedule of Investments for a listing of securities by type.

RiverNorth/DoubleLine Strategic Opportunity Fund, Inc.
Notes to Quarterly Schedule of Investments	September 30, 2020 (Unaudited)

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Asset Type	Balance as of June 30, 2020	Accrued Discount/ premium	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ Depreciation	Purchases	Sales Proceeds	Transfer into Level 3	Transfer Out of Level 3	Balance as of September 30, 2020	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at September 30, 2020
Business Development Company Notes	$1,991,000	$1,447	$-	$12,053	$-	$-	$-	$-	$2,004,500	$12,053
	$1,991,000	$1,447	$-	$12,053	$-	$-	$-	$-	$2,004,500	$12,053

The table below provides additional information about the Level 3 Fair Value Measurements as of September 30, 2020:

Quantitative Information about Level 3 Fair Value Measurements

Asset Class	Fair Value (USD)	Valuation Technique	Unobservable Inputs(a)	Value/Range (Weighted Average)
Business Development Company Notes	$$2,004,500	Market Comparables	Yields	8.396%

(a)	A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Yields	Decrease	Increase